INTANGIBLE ASSETS (Tables)	5 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	June 30, 2023	December 31, 2022

Patents and licenses	$2,220,363	$2,147,728
Other	5,017	5,017
	2,225,380	2,152,745
Less: accumulated amortization	(1,021,343)	(942,538)
Intangible assets, net	$1,204,037	$1,210,207

Schedule of future amortization

2023	$81,096
2024	162,191
2025	162,191
2026	162,191
2027 and beyond	636,368
Total	$1,204,037